Segment Information - Reconciliation from Consolidated Operating Profit to Income (Loss) Before Income Taxes and Equity in Income of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($)
$ in Millions
		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting [Abstract]
Operating profit		$ 388	$ 278	$ 1,168	$ 998
Restructuring expenses		(53)	(6)	(77)	(31)
Interest expenses of Industrial Activities, net of interest income and eliminations	[1]	(145)	(153)	(370)	(392)
Other, net	[2]	(90)	(61)	(209)	(746)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		$ 100	$ 58	$ 512	$ (171)

[1]	In the three months ended September 30, 2017, interest expense includes a charge of $39 million related to the CIFE 2017 Notes repurchase. In the nine months ended September 30, 2017, interest expense included a charge of $56 million related to the 2017 Notes repurchase and early redemption. In the three and nine months ended September 30, 2016, this item included the charge of $38 million related to the repurchase of $450 million of Case New Holland Industrial’s 7.875% Senior Notes due 2017.
[2]	In the nine months ended September 30, 2016, Other, net included a non-recurring charge of $551 million, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.